Other Expenses, By Nature - Summary of Other Miscellaneous Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER EXPENSES, BY NATURE
Professional, outsourced and other services	$ (109,793)	$ (92,059)	$ (106,420)
Repairs and maintenance	(63,929)	(65,418)	(60,673)
Insurance premiums	(31,108)	(31,434)	(26,419)
Environmental expenses	(15,311)	(10,772)	(5,222)
Administrative expenses	(11,815)	(12,071)	(10,960)
Taxes and charges	(6,599)	(6,232)	(6,490)
Leases and rental costs	(8,635)	(7,111)	(6,500)
Marketing, public relations and advertising	(2,558)	(2,940)	(3,593)
Travel expenses	(1,235)	(2,449)	(3,438)
Indemnities and fines	(1,801)	(769)	(135)
Other supplies and services	(13,262)	(17,669)	(19,955)
Impairment losses recognized in property, plant and equipment	(35,458)	(36,242)
Writeoff of property, plant and equipment	10,197	2,417	3,251
Total	$ (276,243)	$ (251,341)	$ (253,056)